SUBSEQUENT EVENTS (Details) ₽ in Millions, $ in Millions			1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 01, 2018 USD ($)	Mar. 01, 2018 RUB (₽)	Mar. 31, 2018 USD ($) series	Mar. 31, 2018 RUB (₽) series	Feb. 28, 2018	Oct. 31, 2017 RUB (₽)	Sep. 30, 2017 RUB (₽)	Aug. 31, 2017	Mar. 31, 2018 RUB (₽) shares	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Jan. 31, 2018
Subsequent events
Repayment of outstanding notes										₽ 12,042	₽ 20,364	₽ 24,018
Consideration for acquisition of interest in associates										₽ 723	₽ 4,094
Acquisition of shares under Share Repurchase Plan | Common stock
Subsequent events
Number of shares repurchased | shares									27,059,204
Acquisition of shares under Share Repurchase Plan (as percent)									1.35%
Bank loans and other debt | Early repayment of Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG
Subsequent events
Term of loan			10 years	10 years
Repayment of outstanding notes	$ 224.7	₽ 12,668	$ 224.7	₽ 12,668
Exchange-traded bonds | Ruble bonds placement
Subsequent events
Number of series of exchange-traded bonds issued | series			2	2
Bonds issued				₽ 20,000					₽ 20,000
7.10% semi-annual coupon rate bonds | Ruble bonds placement
Subsequent events
Semi-annual coupon rate			7.10%	7.10%
Maturity of bonds			3 years 6 months	3 years 6 months
7.25% semi-annual coupon rate bonds | Ruble bonds placement
Subsequent events
Semi-annual coupon rate			7.25%	7.25%
Maturity of bonds			7 years	7 years
MDTZK LLC | Business combination
Subsequent events
Ownership interest acquired				100.00%	100.00%				100.00%
Kulturnaya Sluzhba LLC | Business combination
Subsequent events
Ownership interest acquired				78.20%					78.20%				78.20%
OZON Holdings Limited
Subsequent events
Consideration for acquisition of interest in associates						₽ 28	₽ 19
Proportion of ownership interest					11.20%	11.19%	10.96%	10.80%		11.20%	10.80%
OZON Holdings Limited | Investments in the development of Ozon Holdings Limited
Subsequent events
Consideration for acquisition of interest in associates				₽ 1,150
Proportion of ownership interest			13.70%	13.70%